RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to the Statement of Additional Information (Class A, C, K, Y shares) dated May 1, 2014, as revised June 1, 2014

Waivers of Certain Sales Loads

Effective June 1, 2014, the second paragraph of the section of the Statement of Additional Information titled “Waivers of Certain Sales Loads” (on page 38) is amended and restated in its entirety as follows:

Class A share purchases are available without initial or contingent deferred sales loads to:

•	RS Investments, GIS, Guardian, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian, or their subsidiaries;

•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian employees and officers named previously;

•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RS Investments or GIS;

•	members, officers, and employees of SailingStone;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with GIS to offer shares at NAV;

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•	any trust company or bank trust department, that has an agreement with GIS to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs; and

•	accounts that held shares of any of RS Select Growth Fund, RS Small Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Mid Cap Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, or RS Value Fund as of October 6, 2006, and have continuously held shares of one or more RS Fund(s) since October 6, 2006.

June 1, 2014

REG14Q26

R14-1340